FINANCIAL INSTRUMENTS - Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	$ 118	$ 827
Financial assets and liabilities	(164)	827
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities	(164)	827
Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	118	827
Financial assets [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	118	$ 827
Financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	(282)
Financial liabilities [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	$ (282)